PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Australia 7.1%
Goodman Group, REIT	823,479	$18,411,731
National Storage REIT, REIT	3,807,132	5,837,705
NEXTDC Ltd.*	858,590	7,905,981
Scentre Group, REIT	5,703,103	13,648,891
Stockland, REIT	3,833,008	13,589,120
		59,393,428
Belgium 0.7%
Shurgard Self Storage Ltd., REIT	138,598	5,499,886
Canada 2.0%
Canadian Apartment Properties REIT, REIT	7,699	245,872
Chartwell Retirement Residences , UTS	922,100	11,785,790
RioCan Real Estate Investment Trust, REIT(a)	86,738	1,104,883
Sienna Senior Living, Inc.(a)	296,863	3,835,052
		16,971,597
France 3.1%
Klepierre SA, REIT	206,888	7,897,323
Unibail-Rodamco-Westfield, REIT	187,593	18,185,146
		26,082,469
Germany 1.2%
TAG Immobilien AG	189,260	3,042,935
Vonovia SE	213,050	6,612,132
		9,655,067
Hong Kong 3.7%
Link REIT, REIT	1,423,011	7,928,669
Sun Hung Kai Properties Ltd.	1,035,006	12,293,257
Swire Properties Ltd.	3,910,249	10,480,297
		30,702,223
Japan 8.7%
Activia Properties, Inc., REIT	5,441	4,648,512
GLP J-REIT, REIT	11,220	9,832,147
Invincible Investment Corp., REIT	12,423	5,525,368
Mitsubishi Estate Co. Ltd.	841,087	15,747,189
Mitsui Fudosan Co. Ltd.	1,653,262	14,777,352
Nippon Accommodations Fund, Inc., REIT	8,538	6,689,106
Nippon Building Fund, Inc., REIT	9,693	8,891,664
Orix JREIT, Inc., REIT	5,212	6,813,293
		72,924,631
Singapore 2.7%
CapitaLand Ascendas REIT, REIT	5,997,116	12,840,590
CapitaLand Integrated Commercial Trust, REIT	3,368,554	5,687,678
CapitaLand Investment Ltd.	1,930,648	4,111,901
		22,640,169
Spain 1.4%
Merlin Properties Socimi SA, REIT	818,725	11,336,112

PGIM Global Real Estate Fund

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden 1.4%
Catena AB	163,501	$7,386,033
Fastighets AB Balder (Class B Stock)*	671,570	4,534,505
		11,920,538
Switzerland 1.0%
PSP Swiss Property AG	34,831	5,909,583
Swiss Prime Site AG	19,997	2,765,760
		8,675,343
United Kingdom 3.7%
Grainger PLC	2,421,098	6,545,621
LondonMetric Property PLC, REIT	3,731,419	9,390,746
Tritax Big Box REIT PLC, REIT	3,192,705	5,938,822
UNITE Group PLC (The), REIT	886,286	8,738,245
		30,613,434
United States 62.5%
Agree Realty Corp., REIT	307,372	22,038,573
American Healthcare REIT, Inc., REIT	581,174	22,456,563
American Homes 4 Rent (Class A Stock), REIT	154,118	5,346,354
Brixmor Property Group, Inc., REIT	415,184	10,848,758
BXP, Inc., REIT	93,141	6,094,216
CubeSmart, REIT	199,569	7,765,230
Curbline Properties Corp., REIT	375,786	8,304,871
Digital Realty Trust, Inc., REIT	188,318	33,226,828
EPR Properties, REIT	249,393	13,726,591
Equinix, Inc., REIT	42,914	33,694,785
Equity LifeStyle Properties, Inc., REIT	3,799	227,636
Equity Residential, REIT	165,970	10,489,304
Essential Properties Realty Trust, Inc., REIT	295,602	9,012,905
Essex Property Trust, Inc., REIT	78,593	20,448,327
Extra Space Storage, Inc., REIT	132,146	17,755,137
First Industrial Realty Trust, Inc., REIT	321,211	15,649,400
Global Medical REIT, Inc., REIT	210,730	1,407,676
Healthcare Realty Trust, Inc., REIT	544,290	8,360,294
Healthpeak Properties, Inc., REIT	128,262	2,172,758
Hudson Pacific Properties, Inc., REIT*	380,840	933,058
Iron Mountain, Inc., REIT	240,862	23,450,324
LXP Industrial Trust, REIT	56,412	437,757
Macerich Co. (The), REIT	204,410	3,415,691
Mid-America Apartment Communities, Inc., REIT	31,181	4,441,110
National Health Investors, Inc., REIT	69,958	4,887,266
National Storage Affiliates Trust, REIT	248,290	7,314,623
NETSTREIT Corp., REIT	317,296	5,784,306
Omega Healthcare Investors, Inc., REIT	10,229	397,908
Piedmont Realty Trust, Inc. (Class A Stock), REIT	665,491	5,031,112
Prologis, Inc., REIT	327,341	34,953,472
Public Storage, REIT	20,448	5,560,629
Realty Income Corp., REIT	78,346	4,397,561
Regency Centers Corp., REIT	104,331	7,449,233
Ryman Hospitality Properties, Inc., REIT	45,853	4,358,786
Simon Property Group, Inc., REIT	166,308	27,239,587
SL Green Realty Corp., REIT	169,550	9,706,738
Smartstop Self Storage REIT, Inc., REIT	218,456	7,401,289
STAG Industrial, Inc., REIT	367,774	12,625,682
Sunstone Hotel Investors, Inc., REIT	423,860	3,708,775
UDR, Inc., REIT	375,853	14,767,264
Urban Edge Properties, REIT	269,878	5,321,994
Ventas, Inc., REIT	32,726	2,198,533

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
Veris Residential, Inc., REIT			801,649	$11,287,218
VICI Properties, Inc., REIT			280,034	9,129,108
Welltower, Inc., REIT			340,068	56,135,025
				521,360,255

Total Long-Term Investments (cost $677,251,824)				827,775,152
Short-Term Investments 1.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wb)	5,426,916	5,426,916
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $2,363,811; includes $2,348,659 of cash collateral for securities on loan)(b)(wb)	2,365,525	2,363,869

Total Short-Term Investments (cost $7,790,727)				7,790,785

TOTAL INVESTMENTS 100.2% (cost $685,042,551)				835,565,937
Liabilities in excess of other assets (0.2)%				(1,256,965)

Net Assets 100.0%				$834,308,972

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,209,874; cash collateral of $2,348,659 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Global Real Estate Fund